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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:      June 30, 2008
                                                   ---------------

                                          -----
Check here if Amendment                          Amendment Number:
                                          -----                       -----
This Amendment (Check only one.):                is a restatement
                                          -----
                                                 adds new holdings entries.
                                          -----

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
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AddresS: 830 Morris Turnpike
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         Short Hills, NJ 07078
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Form 13F File Number:     028-12244
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Newmark
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Title: Chief Financial Officer
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Phone: 973-921-3424
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Signature, Place, and Date of Signing:


s/ David Newmark                            Short Hills, NJ     August 13, 2008
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      (Signature)                           (City, State)             (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3
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Form 13F Information Table Entry Total:    25
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Form 13F Information Table Value Total:   581,683(thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name
----      --------------------       ----
 1        028-12245                  CHC Partners, L.L.C.
 2        028-12247                  Kevin D. Eng
 3        028-12246                  Howard T. Kaminsky


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                           FORM 13F INFORMATION TABLE


           COLUMN 1         COLUMN 2        COLUMN 3 COLUMN 4        COLUMN 5             COLUMN 6    COLUMN 7         COLUMN 8
--------------------------  ----------      -------- --------        --------             ---------   --------  --------------------
                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------
        NAME OF ISSUER      TITLE OF        CUSIP     VALUE  SHRS OR  SH/PRN  PUT/CALL  INVESTMENT     OTHER    SOLE    SHARED  NONE
                            CLASS                    (X1000) PRN AMT                    DISCRETION    MANAGERS

DAIMLER AG                   REG SHS        D1668R123 3,084  50,000    SH              Shared-Defined 1, 2, 3    50,000      0     0

ALLEGHENY TECHNOLOGIES INC   COM            01741R102 6,722  113,400   SH              Shared-Defined 1, 2, 3    113,400     0     0

AMERICAN AXLE & MFG HLDGS IN COM            024061103 2,597  325,000   SH              Shared-Defined 1, 2, 3    325,000     0     0

APACHE CORP                  COM            037411105 15,290 110,000   SH              Shared-Defined 1, 2, 3    110,000     0     0

CHENIERE ENERGY PARTNERS LP  COM UNIT       16411Q101 6,008  660,993   SH              Shared-Defined 1, 2, 3    660,993     0     0

CHENIERE ENERGY INC          COM NEW        16411R208 10,493 2,401,253 SH              Shared-Defined 1, 2, 3    2,401,253   0     0

CHESAPEAKE ENERGY CORP       COM            165167107 84,099 1,275,000 SH              Shared-Defined 1, 2, 3    1,275,000   0     0

CISCO SYS INC                COM            17275R102 3,489  150,000   SH              Shared-Defined 1, 2, 3    150,000     0     0

CONSOL ENERGY INC            COM            20854P109 7,641  68,000    SH              Shared-Defined 1, 2, 3    68,000      0     0

DANA HOLDING CORP            COM            235825205 6,860  1,282,246 SH              Shared-Defined 1, 2, 3    1,282,246   0     0

GENERAL MTRS CORP            COM            370442105 5,750  500,000   SH              Shared-Defined 1, 2, 3    500,000     0     0

GOODYEAR TIRE & RUBR CO      COM            382550101 36,314 2,036,700 SH              Shared-Defined 1, 2, 3    2,036,700   0     0

GOOGLE INC                   CL A           38259P508 7,370  14,000    SH              Shared-Defined 1, 2, 3    14,000      0     0

HEWLETT PACKARD CO           COM            428236103 8,400  190,000   SH              Shared-Defined 1, 2, 3    190,000     0     0

MBIA INC                     COM            55262C100 659    150,000   SH              Shared-Defined 1, 2, 3    150,000     0     0

NABORS INDUSTRIES LTD        SHS            G6359F103 66,953 1,360,000 SH              Shared-Defined 1, 2, 3    1,360,000   0     0

NOBLE ENERGY INC             COM            655044105 15,084 150,000   SH              Shared-Defined 1, 2, 3    150,000     0     0

PETROHAWK ENERGY CORP        COM            716495106 34,269 740,000   SH              Shared-Defined 1, 2, 3    740,000     0     0

POTASH CORP SASK INC         COM            73755L107 15,314 67,000    SH              Shared-Defined 1, 2, 3    67,000      0     0

QUALCOMM INC                 COM            747525103 12,157 274,000   SH              Shared-Defined 1, 2, 3    274,000     0     0

RTI INTL METALS INC          COM            74973W107 32,756 919,600   SH              Shared-Defined 1, 2, 3    919,600     0     0

SLM CORP                     COM            78442P106 72,957 3,770,400 SH              Shared-Defined 1, 2, 3    3,770,400   0     0

WALTER INDS INC              COM            93317Q105 50,284 462,300   SH              Shared-Defined 1, 2, 3    462,300     0     0

XTO ENERGY INC               COM            98385X106 41,106 600,000   SH              Shared-Defined 1, 2, 3    600,000     0     0

PROSHARES TR                 ULTRASHRT FINL 74347R628 36,025 230,000   SH              Shared-Defined 1, 2, 3    230,000     0     0


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